Consolidated net debt - Analysis of changes in consolidated net debt (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Net debt at beginning balance	$ (3,845)	$ (9,587)
Foreign exchange adjustment	20	(70)
Cash movements excluding exchange movements	(1,361)	5,859
Other non-cash movements	(43)	(47)
Net debt at ending balance	(5,229)	(3,845)
Borrowings (including finance leases) Excluding Overdraft [Member]
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities, beginning balance	(15,173)
Foreign exchange adjustment	73
Cash movements excluding exchange movements	2,074
Other non-cash movements	113
Financial liabilities, ending balance	(12,913)	(15,173)
Debt-related derivatives (included in "Other financial assets/liabilities) [member]
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities, beginning balance	(177)
Foreign exchange adjustment	(33)
Cash movements excluding exchange movements	51
Other non-cash movements	(151)
Financial liabilities, ending balance	(310)	(177)
Other Investments [Member]
Disclosure Of Financial Liabilities [Line Items]
Cash and Overdrafts, Beginning balance	10,547
Foreign exchange adjustment	(20)
Cash movements excluding exchange movements	(4,533)
Other non-cash movements	(5)
Cash and Overdrafts, ending balance	5,989	10,547
Other Investments [Member]
Disclosure Of Financial Liabilities [Line Items]
Other assets, Beginning balance	958
Cash movements excluding exchange movements	1,047
Other assets, ending balance	$ 2,005	$ 958